UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8544

FPA Funds Trust
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Funds Trust, 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant's telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2005

ITEM 1. Schedule of Investments.

FPA Funds Trust’s FPA Crescent Fund
Portfolio of Investments
December 31, 2005 (unaudited)

COMMON STOCKS — LONG	Shares or Principal Amount	Value

ENERGY — 15.3%
ENSCO International Incorporated†	1,341,300	$59,486,655
GlobalSantaFe Corp.	412,000	19,837,800
National Oilwell Varco, Inc. *	514,500	32,259,150
Patterson-UTI Energy, Inc.	1,127,700	37,157,715
Plains Exploration & Production Co.*	130,000	5,164,900
Reliant Energy, Inc.*	1,600,000	16,512,000
Rowan Companies, Inc.*	738,000	26,302,320
		$196,720,540
RETAILING — 8.4%
Big Lots, Inc.*†	1,330,000	$15,973,300
Charming Shoppes, Inc. *	1,556,000	20,539,200
Finish Line, Inc., The (Class A)	550,000	9,581,000
Foot Locker, Inc.	775,000	18,282,250
Michaels Stores, Inc.	593,500	20,992,095
Ross Stores, Inc.	221,500	6,401,350
Zale Corporation*	650,000	16,347,500
		$108,116,695
FINANCIAL SERVICES — 6.1%
Assurant, Inc.†	770,000	$33,487,300
Countrywide PLC	5,574,348	40,246,793
Interactive Data Corporation*	175,000	3,974,250
		$77,708,343
INDUSTRIAL PRODUCTS — 4.5%
AGCO Corporation†*	1,284,800	$21,289,136
Alfa Laval AB	811,500	17,560,860
Trinity Industries, Inc.	417,100	18,381,597
		$57,231,593
CONSUMER NON-DURABLES — 2.7%
AFC Enterprises, Inc.	192,400	$2,909,088
Crunch Equity Holding, LLC Bondholder Trust Interest*,‡,(1)	2,235	2,402,625
Tate & Lyle PLC	3,000,000	29,070,000
		$34,381,713
AUTOMOTIVE — 2.0%
Magna International Inc. (Class A)†	350,000	$25,193,000
TECHNOLOGY — 1.9%
Maxtor Corporation*	1,413,300	$9,808,302
McData Corporation (Class A)*	2,218,500	8,430,300
Seagate Technology	325,000	6,496,750
		$24,735,352
ENTERTAINMENT — 1.0%
EMI Group PLC	3,000,000	$12,510,000
SERVICE — 0.9%
Brink’s Company, The	257,500	$12,336,825
REAL ESTATE — 0.7%
Ventas, Inc.	280,000	$8,965,600
INVESTMENT COMPANIES — 0.7%
Ares Capital Corporation	550,000	$8,838,500
MULTI-INDUSTRY — 0.5%
Onex Corporation	441,400	$7,212,476
UTILITIES — 0.5%
PG&E Corporation	160,000	$5,939,200
TOTAL COMMON STOCKS — 45.2% (Cost $384,870,945)		$579,889,837

PREFERRED STOCKS — 0.9%
General Motors Corporation (Series B) 5.25%	601,200	$8,957,880
Pennsylvania REIT Investment Trust 11%	45,000	2,515,500
TOTAL PREFERRED STOCKS (Cost $13,216,915)		$11,473,380
WARRANTS — 0.0% (Cost $167,400)
Casual Male Retail Group, Inc. ‡,(1)	60,000	$37,200
CORPORATE BONDS & DEBENTURES — 3.4%
Blockbuster Inc. Floating Rate Revolving Debt‡	$2,960,000	$2,841,600
California Statewide Communities Development Authority Special Facilities (United Air Lines Inc., Los Angeles) — 5.625% 2034* (in default)	1,890,000	139,388
Dynegy-Roseton Danskamme — 7.27% 2010	1,000,000	1,004,688
FrontierVision Partners, L.P. — 11% 2006* (in default)	3,980,000	5,293,400
Kmart Corporation — 8.8% 2010	892,585	731,920
Northland Cable Television, Inc. — 10.25% 2007	5,575,000	5,575,000
Northwest Airlines Corporation — Term Loan B — 11.24% 2010‡	3,000,000	3,052,500
Reliant Energy, Inc. — 9.25% 2010	5,000,000	4,975,000
Reliant Energy, Inc. — 9.5% 2013	2,750,000	2,743,125
Tenet Healthcare Corporation — 9.875% 2014	7,000,000	7,017,500
Tyco International Ltd. — 6.375% 2006	780,000	782,340
Western Financial Bank — 9.625% 2012	2,950,000	3,304,000
WestPoint Stevens Inc. (Loan Participation) — 11% 2004‡	7,703,841	5,777,880
TOTAL CORPORATE BONDS & DEBENTURES		$43,238,341
U.S. GOVERNMENT & AGENCIES — 16.8%
Federal National Mortgage Association — 7.5% 2028	$145,373	$153,005
U.S. Treasury Note — 3.625% 2007	70,000,000	69,179,691
U.S. Treasury Note — 3.875% 2010†	15,000,000	14,702,340
U.S. Treasury Inflation-Indexed Notes — 3.375% 2007†	125,035,821	126,090,873
U.S. Treasury Inflation-Indexed Notes — 3.375% 2012†	5,047,965	5,427,743
TOTAL U.S. GOVERNMENT & AGENCIES		$215,553,652
SHORT-TERM U.S. GOVERNMENT SECURITIES — 14.8%
U.S. Treasury Bill — 3.71% 2/2/06	$110,000,000	$109,642,500
U.S. Treasury Bill — 3.97% 2/9/06	40,000,000	39,840,900
U.S. Treasury Bill — 4.29% 5/11/06	40,000,000	39,414,044
TOTAL SHORT-TERM U.S. GOVERNMENT SECURITIES		$188,897,444
INTERNATIONAL GOVERNMENT & AGENCIES — 0.3%
France OATei — 3% 2012	$3,255,540	$4,321,651
CONVERTIBLE DEBENTURE — 0.0%
Standard Motor Products, Inc. — 6.75% 2009	$150,000	$127,500
TOTAL BONDS & DEBENTURES — 35.3% (Cost $450,833,960)		$452,138,588
TOTAL INVESTMENT SECURITIES — 81.4% (Cost $849,089,220)		$1,043,539,005
SHORT-TERM INVESTMENTS — 20.4%
Short-Term Corporate Notes:
Rabobank USA Financial Corporation — 4.15% 1/3/06	$34,595,000	$34,587,024
United Parcel Service, Inc. — 3.9% 1/4/06	35,000,000	34,988,625
Barclays U.S. Funding, Inc. — 4.205% 1/5/06	60,000,000	59,971,967
ChevronTexaco Funding Corporation — 4.24% 1/13/06	63,000,000	62,910,960
Toyota Motor Credit Corporation — 4.25% 1/20/06	63,000,000	62,858,687
State Street Bank Repurchase Agreement — 2.05% 1/3/06 (Collateralized by U.S. Treasury Bond — 2009, market value $5,870,000)	6,200,000	6,200,000
TOTAL SHORT-TERM INVESTMENTS (Cost $261,517,263)		$261,517,263
TOTAL INVESTMENTS — 101.8% (Cost $1,110,606,483)(A)		$1,305,056,268
COMMON STOCKS — SHORT — (6.3)% (Proceeds $78,544,319)
Alliance & Leicester PLC	(110,000)	$(1,881,000)
Alliance Data Systems Corporation*	(65,500)	(2,331,800)
Amazon.com, Inc.*	(50,000)	(2,357,500)
American Axle & Manufacturing Holdings, Inc.	(33,200)	(608,556)

Apollo Group, Inc.*	(53,000)	(3,204,380)
AutoZone, Inc.*	(25,300)	(2,321,275)
Baker Hughes Incorporated	(60,000)	(3,646,800)
Baldor Electric Company	(74,400)	(1,908,360)
Deere & Company	(41,000)	(2,792,510)
Deluxe Corporation	(31,500)	(949,410)
Eastman Kodak Company	(22,900)	(535,860)
General Motors Corporation	(70,100)	(1,361,342)
George Wimpey PLC	(443,423)	(3,662,674)
Greater Bay Bancorp	(20,000)	(512,400)
Halliburton Company	(58,000)	(3,593,680)
IDEXX Laboratories, Inc.*	(13,000)	(935,740)
International Business Machines Corporation	(10,500)	(863,100)
Jarden Corporation*	(66,000)	(1,989,900)
Landry’s Restaurants, Inc.	(89,500)	(2,390,545)
Lear Corporation	(37,500)	(1,067,250)
MGIC Investment Corporation	(34,000)	(2,237,880)
Movie Gallery, Inc.	(114,000)	(639,540)
Multimedia Games, Inc.*	(44,000)	(407,000)
Nabors Industries Ltd.*	(45,500)	(3,446,625)
Newell Rubbermaid Inc.	(230,300)	(5,476,534)
Persimmon PLC	(205,189)	(4,442,342)
Portfolio Recovery Associates, Inc.*	(74,000)	(3,436,560)
Regal Entertainment Group - A	(75,600)	(1,437,912)
Robert Half International Inc.	(127,000)	(4,812,030)
Sensient Technologies Corporation	(55,000)	(984,500)
Smith International, Inc.	(40,000)	(1,484,400)
Spectrum Brands, Inc.*	(51,500)	(1,045,965)
Suedzucker AG	(128,274)	(3,011,873)
Tiffany & Co.	(108,600)	(4,158,294)
West Marine, Inc.*	(115,000)	(1,607,700)
Western Digital Corporation*	(207,000)	(3,852,270)
TOTAL COMMON STOCKS SHORT		$(81,395,507)
Other assets less liabilities, net — 4.5%		$57,917,568
TOTAL NET ASSETS — 100%		$1,281,578,329

†                  Security segregated as collateral for common stocks sold short.

*                 Non-income producing securities

‡                  Restricted securities.  These securities constituted 1.1% of total net assets at December 31, 2005.

(1)          The Crunch Equity Holding and the Casual Male Retail Group warrants are illiquid and have been valued by the Board of Trustees in accordance with the Fund’s fair value procedures.

(A)      The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$210,035,660
Gross unrealized depreciation:	(15,585,875)
Net unrealized appreciation:	$194,449,785

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in
Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by
Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA FUNDS TRUST

By:	/s/ STEVEN T. ROMICK
Steven T. Romick, President

Date:   February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA FUNDS TRUST

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer

Date:   February 24, 2006